UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3456

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	11/30/05

P:\Edgar Filings\Pending\975\NCSRA-975-2-2006\formncsr975.DOC

FORM N-CSR

Item 1.	Reports to Stockholders.

General Government
Securities Money
Market Fund

ANNUAL REPORT November 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Important Tax Information
23	Information About the Review and Approval
of the Fund’s Management Agreement
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION

Back Cover

General Government Securities
Money Market Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for General Government Securities Money Market Fund, covering the 12-month period from December 1, 2004, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes.As short-term interest rates climbed, so too have yields of money market instruments, offering investors incrementally higher yields as compared to yields at the start of the reporting period.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation December 15, 2005
2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

For the 12-month period ended November 30, 2005, the fund produced yields of 2.21% for Class A shares and 2.00% for Class B shares. Taking into account the effects of compounding, the fund also produced effective yields of 2.24% for Class A shares and 2.01% for Class B shares.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Indeed, just as the reporting period began, signs of more sustainable economic growth had emerged, and the Fed raised the overnight federal funds rate by 25 basis points at its meeting in late December 2004, leaving the overnight federal funds rate at 2.25% at year-end.

During the opening months of 2005,long-dormant inflationary pressures appeared to intensify when prices of crude oil, natural gas and other commodities surged. It was no surprise, therefore, that the Fed raised short-term interest rates at its February and March meetings, driving the federal funds rate to 2.75% . It later was revealed that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

Although weaker-than-expected data in April suggested that the U.S. economy might have hit a soft patch, these concerns proved to be short-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

lived, and it later was estimated that the U.S. labor market added more jobs than expected during the month.Yet, evidence of slower economic growth in global markets weighed on investor sentiment during the spring, and the yield on the 10-year U.S.Treasury bond fell below 4%.

Although economic expectations appeared to improve in June, investors continued to worry about higher energy prices and interest rates. Still, on June 30 the Fed again hiked the federal funds rate to 3.25% . U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that economic growth remained solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed raised the federal funds rate to 3.5% . On August 29, however, Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage, and oil prices spiked to more than $70 per barrel. Hurricane Rita followed just a few weeks later, affecting a significant portion of U.S. oil drilling and refining capacity.

Although some analysts believed that the hurricanes might prompt the Fed to pause at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% .It was later announced that U.S. GDP grew at a surprisingly robust 4.3% during the third quarter of 2005.

As was widely expected, the Fed hiked interest rates for the twelfth consecutive time in November, raising the federal funds rate to 4.0% .The economy continued to exhibit signs of strength, including evidence of greater activity in the corporate sector. According to the Bureau of Economic Analysis, business spending on equipment and software rose 10.8% during the third quarter, and many analysts expected corporate spending to remain robust as businesses rebuild depleted inventories.

4

In this changing environment, many money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

What is the fund’s current strategy?

In its statement accompanying the November 2005 rate hike, the Fed again noted,“With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured.” This suggests to us that further increases are likely.Accordingly, we have maintained the fund’s relatively conservative positioning, which we believe is prudent until we see signs that the Fed is nearing the end of its credit-tightening campaign.

December 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 1.97% and an effective yield of 1.99%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B

Expenses paid per $1,000 †	$ 3.99	$ 5.10
Ending value (after expenses)	$1,013.80	$1,012.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2005

	Class A	Class B

Expenses paid per $1,000 †	$ 4.00	$ 5.11
Ending value (after expenses)	$1,021.11	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of .79% for Class A shares and 1.01% for Class B shares;
multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2005
	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—81.0%	Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank,
Floating Rate Notes:
2/14/2006	4.04	50,000,000 [a]	49,996,953
6/1/2006	4.04	100,000,000 [a] 100,000,000
1/22/2007	4.02	75,000,000 [a]	74,987,513
Federal Home Loan Banks,
Discount Notes:
12/1/2005	3.88	43,100,000	43,100,000
12/7/2005	3.64	74,000,000	73,955,477
12/14/2005	3.95	60,000,000	59,914,633
12/21/2005	4.03	143,528,000	143,207,454
12/28/2005	3.99	184,909,000	184,358,433
2/1/2006	4.10	50,000,000	49,650,389
2/24/2006	4.25	142,287,000	140,872,628
Federal Home Loan Banks,
Floating Rate Notes,
4/11/2006	4.06	100,000,000 [a]	99,978,455
Federal Home Loan Mortgage Corp.,
Discount Notes:
12/5/2005	3.66	59,066,000	59,042,177
2/7/2006	3.74	64,165,000	63,718,982
Federal National Mortgage Association,
Discount Notes,
12/7/2005	3.64	76,403,000	76,357,031
Total U.S. Government Agencies
(cost $1,219,140,125)			1,219,140,125

Repurchase Agreements—18.4%

Bank of America,
dated 11/30/2005, due 12/1/2005
in the amount of $150,016,708
(fully collateralized by $67,548,000
Federal National Mortgage Association
Discount Notes, 0%, due 3/8/2006,
value $66,757,688, and $82,714,000
Federal National Mortgage Association,
Notes, 6.625%, due 10/15/2007,
value $86,242,683)
(cost $150,000,000)	4.01	150,000,000	150,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)

Barclays Capital Inc.,
dated 11/30/2005, due 12/1/2005
in the amount of $36,004,000
(fully collateralized by $37,760,000
Federal Home Loan Bank, Bonds, 3.625%,
due 11/14/2008, value $36,723,530)
(cost $36,000,000)	4.00	36,000,000	36,000,000
Morgan Stanley & Co.,
dated 11/30/2005, due 12/1/2005
in the amount of $90,010,025
(fully collateralized by $94,940,000
Federal Home Loan Bank, Bonds, 3%—3.375%,
due 2/15/2007—4/15/2009,
value $92,463,805)
(cost $90,000,000)	4.01	90,000,000	90,000,000
Total Repurchase Agreements
(cost $276,000,000)			276,000,000

Total Investments (cost $1,495,140,125)		99.4%	1,495,140,125

Cash and Receivables (Net)		.6%	9,128,449

Net Assets		100.0%	1,504,268,574

[a] Variable interest rate—subject to periodic change.
Portfolio Summary †

Value (%)

Federal Home Loan Banks	52.8
Repurchase Agreements	18.4
Federal Farm Credit Bank	14.9
Federal Home Loan Mortgage Corporation	8.2
Federal National Mortgage Association	5.1
99.4

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including
repurchase agreements of $276,000,000)—Note 1(b)	1,495,140,125	1,495,140,125
Cash		8,277,123
Interest receivable		1,957,546
Prepaid expenses and other assets		63,726
		1,505,438,520

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		1,075,863
Accrued expenses		94,083
		1,169,946

Net Assets ($)		1,504,268,574

Composition of Net Assets ($):
Paid-in capital		1,504,690,189
Accumulated net realized gain (loss) on investments		(421,615)

Net Assets ($)		1,504,268,574

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	443,078,519	1,061,190,055
Shares Outstanding	443,322,604	1,061,383,429

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Year Ended November 30, 2005
Investment Income ($):
Interest Income	42,100,323
Expenses:
Management fee—Note 2(a)	6,892,693
Shareholder servicing costs—Note 2(c)	3,073,683
Distribution, service and prospectus fees—Note 2(b)	2,769,183
Registration fees	203,777
Custodian fees	104,767
Professional fees	73,239
Directors’ fees and expenses—Note 2(d)	36,347
Shareholders’ reports	13,002
Miscellaneous	29,245
Total Expenses	13,195,936
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(282,320)
Net Expenses	12,913,616
Investment Income—Net	29,186,707

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(324,266)
Net Increase in Net Assets Resulting from Operations	28,862,441

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005	2004

Operations ($):
Investment income—net	29,186,707	5,202,647
Net realized gain (loss) on investments	(324,266)	(25,251)
Net Increase (Decrease) in Net Assets
Resulting from Operations	28,862,441	5,177,396

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(10,122,477)	(2,660,222)
Class B shares	(19,064,230)	(2,542,425)
Total Dividends	(29,186,707)	(5,202,647)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	4,513,631,996	4,842,109,144
Class B shares	3,009,073,566	2,137,153,767
Dividends reinvested:
Class A shares	10,054,327	2,639,890
Class B shares	19,058,301	2,441,658
Cost of shares redeemed:
Class A shares	(4,597,529,836)	(4,893,535,421)
Class B shares	(2,685,853,809)	(2,353,522,979)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	268,434,545	(262,713,941)
Total Increase (Decrease) in Net Assets	268,110,279	(262,739,192)

Net Assets ($):
Beginning of Period	1,236,158,295	1,498,897,487
End of Period	1,504,268,574	1,236,158,295

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.022	.005	.005	.014	.040
Distributions:
Dividends from investment income—net	(.022)	(.005)	(.005)	(.014)	(.040)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.24	.52	.52	1.38	4.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.79	.79	.77	.77	.77
Ratio of net expenses
to average net assets	.79	.79	.77	.77	.77
Ratio of net investment income
to average net assets	2.18	.51	.52	1.38	3.85

Net Assets, end of period ($ x 1,000)	443,079	517,063	565,857	661,976	804,956

See notes to financial statements.
12

		Year Ended November 30,

Class B Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.003	.003	.011	.037
Distributions:
Dividends from investment income—net	(.020)	(.003)	(.003)	(.011)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.02	.32	.29	1.14	3.81

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	1.04	1.03	1.03	1.04
Ratio of net expenses
to average net assets	1.01	.98	1.00	1.00	1.00
Ratio of net investment income
to average net assets	1.96	.30	.29	1.13	3.60

Net Assets, end of period ($ x 1,000)	1,061,190	719,095	933,041	1,014,283	826,720

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2005, sub-accounting service fees amounted to $456,641 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

14

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund’s Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $421,615 is available for federal income tax purposes to be applied against future net securities

16

profits, if any, realized subsequent to November 30, 2005. If not applied, $17,123 of the carryover expires in fiscal 2007, $41,869 expires in fiscal 2008, $13,107 expires in fiscal 2011, $25,250 expires in fiscal 2012 and $324,266 expires in fiscal 2013.

During the period ended November 30, 2005, as a result of permanent book to tax differences, primarily due to the tax treatment for an expired capital loss carryover, the fund increased accumulated net realized gain (loss) on investments by $15,766 and decreased paid-in capital by the same amount. Net assets were not affected by this reclassification.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and November 30, 2004, respectively, were all ordinary income.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan, such aggregate amount not to exceed in any fiscal

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2005, Class A shares were charged $934,405 pursuant to the Plan.

Under the Distribution Plan with respect to Class B shares (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended November 30, 2005, Class B shares were charged $1,834,778 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the

18

value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, Class A shares were charged $214,507 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2004 through November 30, 2005, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B. During the period ended November 30, 2005, Class B shares were charged $2,283,205 pursuant to the Class B Shareholder Services Plan, of which $282,320 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $44,460, pursuant to the transfer agency agreement.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended November 30, 2005, the fund was charged $3,453 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $590,363, Rule 12b-1 distribution plan fees $240,281, shareholder services plan fees $255,311, transfer agency per account fees $8,165 and chief compliance officer fees $1,548, which are offset against an expense reimbursement currently in effect in the amount of $19,805.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

General Government Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments,of General Government Securities Money Market Fund (one of the funds comprising General Government Securities Money Market Funds, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund at November 30, 2005, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 10, 2006

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the fund hereby designates 60.03% of the ordinary income dividends paid during its fiscal year ended November 30, 2005 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

22

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on August 2 and 3, 2005, the Board considered the re-approval for an annual period of the Company’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of these distribution channels, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)(continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds, and to iMoneyNet averages (with respect to performance) and Lipper category averages (with respect to expense ratios).The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in iMoneyNet and identified by the Manager as being offered primarily as “sweep vehicles” for use by third party broker-dealers for their customers.The Board members discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s performance was better than the comparison group averages for the 1-, 3-, 5- and 10-year periods.The Board noted that the fund’s performance was lower than the iMoneyNet category averages for the 1-, 3-, 5- and 10-year periods, but that the fund’s performance progressively improved compared to the iMoneyNet category averages during each of those periods. The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the iMoneyNet category averages during the applicable periods. It was noted that many of the funds included in the iMoneyNet category, unlike the fund, were designed exclusively for institutional investors and require high minimum investments; these funds have lower fixed costs which have a greater impact on money market fund performance during periods of low interest rates. The Board also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance. The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group.The fund’s management fee was lower than the comparison group average. The Board noted that the fund’s total expense ratio was lower than the comparison group average, but was higher than the Lipper category average.

24

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). It was noted that the Similar Funds were mutual funds in the same iMoneyNet category as the fund and in the “U.S. Government and Agencies Funds” and “U.S.Treasury and Repo Funds” categories of iMoneyNet.The Manager’s representatives also reviewed the costs associated with distribution through inter-mediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided. The Manager’s representatives noted that there were no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)(continued)

benefit of fund investors. The Board noted that it appeared that the benefits of any economies also would be appropriately shared with shareholders through increased investment in fund management and administration resources.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Company’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance, and the Manager’s efforts to improve performance.
26

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Company’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————

Clifford L. Alexander, Jr. (72)
Board Member (1982)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 66

———————

Peggy C. Davis (62)
Board Member (1990)

Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 26
28

Ernest Kafka (72)
Board Member (1982)

Principal Occupation During Past 5 Years:
  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)
No. of Portfolios for which Board Member Serves: 26

———————

Nathan Leventhal (62)
Board Member (1989)

Principal Occupation During Past 5 Years:
  A management consultant for various non-profit organizations (May 2004-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)
  President of Lincoln Center for the Performing Arts, Inc. (March 1984-December 2000)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director

No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

30

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 31

NOTES

For	More	Information

General Government Securities
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered
Public Accounting Firm
21	Important Tax Information
22	Information About the Review and Approval
of the Fund’s Management Agreement
27	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION

Back Cover

General Treasury Prime
Money Market Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for General Treasury Prime Money Market Fund, covering the 12-month period from December 1, 2004, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Bernard W. Kiernan, Jr.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes.As short-term interest rates climbed, so too have yields of money market instruments, offering investors incrementally higher yields as compared to yields at the start of the reporting period.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation December 15, 2005
2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

For the 12-month period ended November 30, 2005, the fund produced yields of 1.98% for Class A shares and 1.78% for Class B shares. Taking into account the effects of compounding, the fund also produced effective yields of 2.00% for Class A shares and 1.80% for Class B shares.1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Indeed, just as the reporting period began, signs of more sustainable economic growth had emerged, and the Fed raised the overnight federal funds rate by 25 basis points at its meeting in late December 2004, leaving the overnight federal funds rate at 2.25% at year-end.

During the opening months of 2005,long-dormant inflationary pressures appeared to intensify when prices of crude oil, natural gas and other commodities surged. It was no surprise, therefore, that the Fed raised short-term interest rates at its February and March meetings, driving the federal funds rate to 2.75% . It later was revealed that the U.S. economy expanded at a 3.5% annualized rate during the first quarter of 2005.

Although weaker-than-expected data in April suggested that the U.S. economy might have hit a soft patch, these concerns proved to be short-lived, and it later was estimated that the U.S. labor market added more

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

jobs than expected during the month.Yet, evidence of slower economic growth in global markets weighed on investor sentiment during the spring, and the yield on the 10-year U.S.Treasury bond fell below 4%.

Although economic expectations appeared to improve in June, investors continued to worry about higher energy prices and interest rates. Still, on June 30 the Fed again hiked the federal funds rate to 3.25% . U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that economic growth remained solid. While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed raised the federal funds rate to 3.5% . On August 29, however, Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage, and oil prices spiked to more than $70 per barrel. Hurricane Rita followed just a few weeks later, affecting a significant portion of U.S. oil drilling and refining capacity.

Although some analysts believed that the hurricanes might prompt the Fed to pause at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% . It was later announced that U.S. GDP grew at a surprisingly robust 4.3% during the third quarter of 2005.

As was widely expected, the Fed hiked interest rates for the twelfth consecutive time in November, raising the federal funds rate to 4.0% .The economy continued to exhibit signs of strength, including evidence of greater activity in the corporate sector. According to the Bureau of Economic Analysis, business spending on equipment and software rose 10.8% during the third quarter, and many analysts expected corporate spending to remain robust as businesses rebuild depleted inventories.

4

In this changing environment, many money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

What is the fund’s current strategy?

In its statement accompanying the November 2005 rate hike, the Fed again noted,“With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured.” This suggests to us that further increases are likely.Accordingly, we have maintained the fund’s relatively conservative positioning, which we believe is prudent until we see signs that the Fed is nearing the end of its credit-tightening campaign.

December 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class A shares would have produced a yield of 1.75%
and an effective yield of 1.76%, and the fund’s Class B shares would have produced a yield of
1.51% and an effective yield of 1.52%.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B

Expenses paid per $1,000 †	$ 4.04	$ 5.04
Ending value (after expenses)	$1,012.30	$1,011.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2005

	Class A	Class B

Expenses paid per $1,000 †	$ 4.05	$ 5.06
Ending value (after expenses)	$1,021.06	$1,020.05

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A and 1.00% for Class B, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2005
	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—101.5%	Purchase (%)	Amount ($)	Value ($)

12/1/2005	3.56	17,980,000	17,980,000
12/8/2005	3.83	870,000	869,355
12/15/2005	3.88	1,721,000	1,718,406
12/22/2005	3.55	21,000,000	20,956,912
12/29/2005	3.64	6,700,000	6,681,188
2/2/2006	3.87	7,000,000	6,953,144
2/16/2006	3.95	1,066,000	1,057,085

Total Investments (cost $56,216,090)		101.5%	56,216,090
Liabilities, Less Cash and Receivables		(1.5%)	(813,496)
Net Assets		100.0%	55,402,594

Portfolio Summary †
			Value (%)

U.S. Treasury Bills			101.5

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	56,216,090	56,216,090
Prepaid expenses		44,341
		56,260,431

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		35,766
Cash overdraft due to custodian		789,368
Accrued expenses		32,703
		857,837

Net Assets ($)		55,402,594

Composition of Net Assets ($):
Paid-in capital		55,404,068
Accumulated net realized gain (loss) on investments		(1,474)

Net Assets ($)		55,402,594

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	5,375,268	50,027,326
Shares Outstanding	5,375,095	50,028,973

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.
8

STATEMENT OF OPERATIONS Year Ended November 30, 2005
Investment Income ($):
Interest Income	1,338,021
Expenses:
Management fee—Note 2(a)	228,348
Shareholder servicing costs—Note 2(c)	131,907
Distribution, service and and prospectus fees—Note 2(b)	94,254
Registration fees	68,935
Professional fees	23,763
Shareholders’ reports	9,351
Custodian fees	8,581
Directors’ fees and expenses—Note 2(d)	1,413
Miscellaneous	5,675
Total Expenses	572,227
Less—reduction in service plan fees and shareholder
servicing costs due to undertaking—Note 2 (b,c)	(122,364)
Net Expenses	449,863
Investment Income—Net	888,158

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1,120)
Net Increase in Net Assets Resulting from Operations	887,038

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005	2004

Operations ($):
Investment income—net	888,158	106,652
Net realized gain (loss) on investments	(1,120)	299
Net Increase (Decrease) in Net Assets
Resulting from Operations	887,038	106,951

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(71,006)	(30,296)
Class B shares	(817,084)	(76,324)
Class X shares	(68)	(32)
Total Dividends	(888,158)	(106,652)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	9,219,362	24,472,025
Class B shares	176,733,672	118,285,224
Dividends reinvested:
Class A shares	69,230	29,315
Class B shares	817,141	76,318
Cost of shares redeemed:
Class A shares	(8,760,824)	(45,968,554)
Class B shares	(157,328,352)	(119,092,469)
Class X shares	(12,500)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	20,737,729	(22,198,141)
Total Increase (Decrease) in Net Assets	20,736,609	(22,197,842)

Net Assets ($):
Beginning of Period	34,665,985	56,863,827
End of Period	55,402,594	34,665,985

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.004	.004	.011	.034
Distributions:
Dividends from investment income—net	(.020)	(.004)	(.004)	(.011)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.00	.42	.39	1.07	3.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	.93	.85	.78	.88
Ratio of net expenses
to average net assets	.80	.80	.80	.78	.80
Ratio of net investment income
to average net assets	2.08	.34	.38	1.13	3.25

Net Assets, end of period ($ X 1,000)	5,375	4,848	26,315	30,428	66,694

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)
		Year Ended November 30,

Class B Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.003	.002	.009	.032
Distributions:
Dividends from investment income—net	(.018)	(.003)	(.002)	(.009)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.80	.28	.24	.86	3.27

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27	1.15	1.12	1.08	1.13
Ratio of net expenses
to average net assets	1.00	.92	.94	1.00	1.00
Ratio of net investment income
to average net assets	1.88	.26	.24	.84	2.94

Net Assets, end of period ($ X 1,000)	50,027	29,806	30,537	22,878	11,987

See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Treasury Prime Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 11, 2005, the Board of Directors approved the termination of Class X shares, effective May 13, 2005.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (2 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2005, sub-accounting service fees amounted to $21,122 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

During the period prior to their termination, Class X shares were subject to a Distribution plan adopted pursuant to Rule 12b-1 under the Act and a Shareholder Services Plan.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

14

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,474 is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2005. If not applied, $354 of the carryover expires in fiscal 2011 and $1,120 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and November 30, 2004, were all ordinary income.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any full fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2005, Class A shares were charged $7,065 pursuant to the Plan, of which $6,782 was reimbursed by the Manager due to an undertaking. See Note 2(c).

16

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended November 30, 2005, Class B shares were charged $87,175 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25% of the value of the average daily net assets of Class X. During the period ended November 30, 2005, Class X shares were charged $14 pursuant to the Class X Distribution Plan, of which $9 was reimbursed by the Manager due to an undertaking.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Manager had undertaken from December 1, 2004 through November 30, 2005, to reduce the expenses of Class A shares if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80% of the value of the average daily net assets of Class A. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

November 30, 2005, Class A shares were charged $1,029 pursuant to the Class A Shareholder Services Plan, all of which was reimbursed by the Manager.

Under the Shareholder Services Plan with respect to Class B and Class X (“Shareholder Services Plan”), Class B shares pay and Class X shares paid the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class X shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2004 through November 30, 2005, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. The Manager had undertaken from December 1, 2004 through May 12, 2005, to reduce the expenses of Class X shares, if the aggregate expenses of Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.05% of the value of the average daily net assets of Class X shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended November 30, 2005, Class B and Class X shares were charged $126,731 and $14, respectively, pursuant to the Shareholder Services Plan, of which $114,530 and $14, respectively, were reimbursed by the Manager.

18

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $2,115 pursuant to the transfer agency agreement.

During the period ended November 30, 2005, the fund was charged $3,453 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $23,124, Rule 12b-1 distribution plan fees $9,250, shareholder services plan fees $14,476, chief compliance officer fees $1,548 and transfer agency per account fees $452, which are offset against an expense reimbursement currently in effect in the amount of $13,084.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General Treasury Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Treasury Prime Money Market Fund (one of the funds comprising General Government Securities Money Market Funds, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury Prime Money Market Fund at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York January 10, 2006
20

IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended November 30, 2005 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors held on August 2 and 3, 2005, the Board considered the re-approval for an annual period of the Company’s Management Agreement with respect to the fund, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of these distribution channels, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

22

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and to iMoneyNet averages (with respect to performance) and Lipper category averages (with respect to expense ratios).The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in iMoneyNet and identified by the Manager as being offered primarily as “sweep vehicles” for use by third party broker-dealers for their customers.The Board members discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s performance was lower than the comparison group and the iMoneyNet category averages for the 1-, 3-, 5-and 10-year periods.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the comparison group and iMoneyNet category averages, during which representatives of the Manager reviewed with the Board members the fund’s operational history, investment policies, client base and small asset size. It was noted that many of the funds included in the comparison group and iMoneyNet category, unlike the fund, were designed exclusively for institutional investors and require high minimum investments; these funds typically have lower fixed costs which have a greater impact on money market fund performance during periods of low interest rates.The Board also received a presentation from the fund’s primary portfolio manager during which he discussed the fund’s investment strategy and the factors that affected the fund’s performance.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group. The Board members noted the Manager’s current undertaking to waive or reimburse certain fees and expenses of the fund to limit the fund’s operating expenses, which reduced the fund’s expense ratio.The fund’s management fee was higher than the comparison group average. The Board noted that the fund’s

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)(continued)

total expense ratio (after fee waivers and/or expense reimbursements by the Manager) was higher than the comparison group and Lipper category averages. After discussions with the Board, the Manager agreed to continue the fee waiver and/or expense reimbursement arrangement with respect to the fund.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). It was noted that the Similar Funds were mutual funds in the same iMoneyNet category as the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees. The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided. The Manager’s representatives noted that there were no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-

24

able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund investors. The Board noted that it appeared that the benefits of any economies also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members noted the effect the Manager’s undertaking to waive a portion of its management fee and/or reimburse fund expenses had on the Manager’s profitability.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to contin-

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)(continued)

uation of the Company’s Management Agreement with respect to the fund. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the Manager’s efforts to improve the fund’s performance, but concluded that it was necessary to continue to closely monitor the performance of the fund and its portfolio management team.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, particularly given the Manager’s cur- rent undertaking to waive or reimburse certain fees and expenses which reduced the expense ratio of the fund’s shares, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Company’s Management Agreement with respect to the fund was in the best interests of the fund and its shareholders.

26

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————

Clifford L. Alexander, Jr. (72)
Board Member (1982)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 66

———————

Peggy C. Davis (62)
Board Member (1990)

Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 26

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (72)
Board Member (1982)

Principal Occupation During Past 5 Years:
  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)

No. of Portfolios for which Board Member Serves: 26

———————

Nathan Leventhal (62)
Board Member (1989)

Principal Occupation During Past 5 Years:
  A management consultant for various non-profit organizations (May 2004-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)
  President of Lincoln Center for the Performing Arts, Inc. (March 1984-December 2000)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director

No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

28

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

30

NOTES

For	More	Information

General Treasury
Prime Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $46,830 in 2004 and $50,764 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2004 and $-0- in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $178,500 in 2004 and $-0- in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,348 in 2004 and $5,954 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or

P:\Edgar Filings\Pending\975\NCSRA-975-2-2006\formncsr975.DOC administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $104 in 2004 and $84 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $653,655 in 2004 and $917,339 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

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The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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